Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Minority Interest	Accumulated Deficit	Stock- Holders' Deficit
Beginning Blanace, Par at Dec. 30, 2009	$ 50,086	$ 12,351,249		$ (13,204,719)	$ (803,384)
Beginning Blanace, Share at Dec. 30, 2009	50,086,142
Sale of stock, Share	5,500,000
Sale of stock, Par	5,500	159,500			165,000
Board member compensation, Share	500,000
Board member compensation, Par	500	49,500			50,000
Net loss, Par				(463,613)	(463,613)
Ending Blanace, Par at Dec. 31, 2010	56,086	12,560,249		(13,668,332)	(1,051,997)
Ending Blanace, Share at Dec. 31, 2010	56,086,142
Sale of stock, Share	9,166,667
Sale of stock, Par	9,167	265,833			275,000
Stock issued for acquisition of HighCom Security, Share	9,820,666
Stock issued for acquisition of HighCom Security, Par	9,821	481,179			491,000
Stock issued for conversion of debt, Par	7,813	226,564			234,377
Stock issued for compensation, Share	1,000,000
Stock issued for compensation, Par		49,000			50,000
Options issued for compensation, Par	1,000	327,945			327,945
Record discount on new loans, Par		464,810			464,810
Reclassify minority interest, Par			(35,307)	35,307
Net loss, Par			(9,581)	(1,860,182)	(1,869,763)
Ending Blanace, Par at Jun. 30, 2011	$ 83,886	$ 14,375,581	$ (44,888)	$ (15,493,207)	$ (1,078,628)
Ending Blanace, Share at Jun. 30, 2011	83,886,036